Reorganization items (Tables)	6 Months Ended
Jun. 30, 2018
Text Block [Abstract]
Schedule of Reorganization Items

The following table summarizes the components included within reorganization items:

(In $ millions)	Six Months Ended June 30, 2018
Advisory and professional fees	(115)
Interest income on surplus cash invested	6

Total reorganization items	(109)